Commitments and Contingencies (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019 lease	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating lease contracts | lease	11	8
Number of finance lease contracts | lease		6
Operating lease right-of-use assets		$ 13,912	$ 14,351
Operating lease liabilities		$ 9,155	9,133
Remaining lease term		41 years 3 months 18 days
Weighted average discount rate, percent		7.35%
Operating lease payments		$ 800	800
Operating lease costs		$ 900	$ 1,000	$ 900
Minimum
Lessee, Lease, Description [Line Items]
Renewal term		11 years 9 months 18 days
Maximum
Lessee, Lease, Description [Line Items]
Renewal term		86 years 8 months 12 days